Provisions	6 Months Ended
Dec. 31, 2022
Samarco dam failure [member]
Statement [Line Items]
Provisions
9.	Significant events – Samarco dam failure
As
a result of the Samarco dam failure on 5 November 2015, BHP Billiton Brasil Ltda (BHP Brasil) and other Group entities continue to incur costs and maintain liabilities for future costs. The information presented in this note should be read in conjunction with section 8 ‘Samarco’ and Financial Statements note 4 ‘Significant events – Samarco dam failure’ in the 30 June 2022 Annual Report.
The financial impacts of the Samarco dam failure on the Group’s income statement, balance sheet and cash flow statement for the half year ended 31 December 2022 are shown below and have been treated as an exceptional item.

Financial impacts of Samarco dam failure	Half year ended 31 Dec 2022 US$M	Half year ended 31 Dec 2021 US$M	Year ended 30 June 2022 US$M
Income statement
Other income 1	–	–	–
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure 2	(47)	(27)	(66)
Profit/(loss) from equity accounted investments, related impairments and expenses:
Samarco impairment expense 3	–	–	–
Samarco Germano dam decommissioning 4	31	49	68
Samarco dam failure provision 5	(13)	(539)	(663)
Fair value change on forward exchange derivatives 6	109	(212)	(81)

Profit/(loss) from operations	80	(729)	(742)
Net finance costs 7	(222)	(93)	(290)

Loss before taxation	(142)	(822)	(1,032)
Income tax benefit/(expense)	2	1	(31)

Loss after taxation	(140)	(821)	(1,063)

Balance sheet movement
Trade and other payables	–	3	(1)
Derivatives	83	(202)	(160)
Tax liabilities	2	1	(31)
Provisions	135	(327)	(629)

Net liabilities	220	(525)	(821)

	Half year ended 31 Dec 2022 US$M		Half year ended 31 Dec 2021 US$M		Year ended 30 June 2022 US$M
Cash flow statement
Loss before taxation		(142)		(822)		(1,032)
Adjustments for:
Samarco impairment expense 3	–		–		–
Samarco Germano dam decommissioning 4	(31)		(49)		(68)
Samarco dam failure provision 5	13		539		663
Fair value change on forward exchange derivatives 6	(109)		212		81
Proceeds/(settlements) of cash management related instruments	26		(10)		79
Net finance costs 7	222		93		290
Changes in assets and liabilities:
Trade and other payables	–		(3)		1

Net operating cash flows		(21)		(40)		14

Net investment and funding of equity accounted investments 8		(339)		(256)		(256)

Net investing cash flows		(339)		(256)		(256)

Net decrease in cash and cash equivalents		(360)		(296)		(242)

1	Proceeds from insurance settlements.
2	Includes legal and advisor costs incurred.
3	Impairment expense from working capital funding provided during the period.
4
US$(33) million (31 December 2021: US$25 million; 30 June 2022: US$(56) million) change in estimate and US$2 million (31 December 2021: US$24 million; 30 June 2022: US$(12) million) exchange translation.

5	US$ nil (31 December 2021: US$(806) million; 30 June 2022: US$747 million) change in estimate and US$13 million (31 December 2021: US$267 million; 30 June 2022: US$(84) million) exchange translation.
6
The Group enters into forward exchange contracts to limit the Brazilian reais exposure on the dam failure provisions. While not applying hedge accounting, the fair value changes in the forward exchange instruments are recorded within
Profit/(loss)
from equity accounted investments, related impairments and expenses in the Income Statement.

7	Amortisation of discounting of provision.
8
Includes US$ nil (31 December 2021: US$ nil; 30 June 2022: US$ nil) working capital funding provided during the period, US$(339) million (31 December 2021: US$(256) million; 30 June 2022: US$(256) million) utilisation of the Samarco dam failure provision and US$ nil (31 December 2021: US$ nil; 30 June 2022: US$ nil) utilisation of the Samarco Germano decommissioning provision.

Equity accounted investment in Samarco
BHP Brasil’s investment in Samarco remains at US$ nil. No dividends hav
e
 been received by BHP Brasil from Samarco during the period and Samarco currently does not have profits available for distribution.
Provisions related to the Samarco dam failure

		31 Dec 2022 US$M		30 June 2022 US$M
At the beginning of the reporting period		3,421		2,792
Movement in provisions		(135)		629
Comprising:
Utilised	(339)		(256)
Adjustments charged to the income statement:
Change in estimate — Samarco dam failure provision	–		747
Change in estimate — Samarco Germano dam decommissioning	(33)		(56)
Amortisation of discounting impacting net finance costs	222		290
Exchange translation	15		(96)

At the end of the reporting period		3,286		3,421
Comprising:
Current		1,950		1,815
Non-current		1,336		1,606

At the end of the reporting period		3,286		3,421

Comprising:
Samarco dam failure provision		3,122		3,237
Samarco Germano dam decommissioning provision		164		184

Provision for Samarco dam failure
On 2 March 2016, BHP Brasil, Samarco and Vale, entered into a Framework Agreement with the Federal Government of Brazil, the states of Espírito Santo and Minas Gerais and certain other public authorities to establish a foundation (Fundação Renova) to develop and execute environmental and socio-economic programs (Programs) to remediate and provide compensation for the damages caused by the Samarco dam failure (the Framework Agreement). Key Programs include those for financial assistance and compensation of impacted persons, including fisherfolk impacted by the dam failure, and those for remediation of impacted areas and resettlement of impacted communities. A committee (the Interfederative Committee) comprising representatives from the Brazilian Federal and State Governments, local municipalities, environmental agencies, impacted communities and Public Defence Office oversees the activities of the Fundação Renova in order to monitor, guide and assess the progress of the actions agreed in the Framework Agreement.
In addition,
the
 Federal Court is supervising the work of the Fundação Renova and the Court’s decisions, including decisions relating to the scope of individuals eligible for compensation and the amount of damages to which they are entitled, have been considered in the Samarco dam failure provision change in estimate. Any future decisions will be analysed for impacts on the provision at the time of any decision and the provision may be impacted in future reporting periods as a result of appeals and motions for clarification on certain Court decisions that remain outstanding.
To the extent that Samarco does not meet its Renova funding obligations during the 15 year term of the Framework Agreement, each of BHP Brasil and Vale have secondary funding obligations under the Framework Agreement in proportion to its 50 per cent shareholding in Samarco.
Samarco began to gradually recommence operations in December 2020, however, there remains significant uncertainty regarding Samarco’s future cash flow generation and the outcome of the Judicial Reorganisation (outlined below). In light of these uncertainties and based on currently available information, BHP Brasil’s provision for its obligations under the Framework Agreement Programs is US$3.1 billion before tax and after discounting at 31 December 2022 (30 June 2022: US$3.2 billion).
Under a Governance Agreement ratified on 8 August 2018, BHP Brasil, Samarco and Vale were to establish a process to renegotiate the Programs over two
years to progress settlement of the R$155 billion (approximately US$30 billion) Federal Public Prosecution Office claim (described below).
Pre-requisites
established in the Governance Agreement, for
re-negotiation
of the Framework Agreement were not implemented during the two year period and on 30 September 2020, Brazilian Federal and State prosecutors and public defenders filed a request for the immediate resumption of the R$155 billion (approximately US$30 billion) claim, which was suspended from the date of ratification of the Governance Agreement. The claim was suspended again after the parties to the claim agreed to continue the suspension on 19 March 2021. Formal suspension of the claim ceased on 10 December 2021, however no further material rulings have been made.
BHP

Brasil, Samarco, Vale and Federal and State prosecutors have been engaging in negotiations to seek a definitive and substantive settlement of the obligations under the Framework Agreement and the

R$
155
 billion (approximately US$
30
billion)
Federal Public Prosecution Office claim. The negotiations are currently ongoing. Outcomes of the negotiations are highly uncertain and, until any revisions to the Programs are agreed, Fundação Renova will continue to implement the Programs in accordance with the terms of the Framework Agreement and the Governance Agreement.
BHP Brasil, Samarco and Vale maintain security, as required by the Governance Agreement, with the security currently comprising insurance bonds and a charge over Samarco’s assets.
Samarco Germano dam decommissioning
Samarco is currently progressing plans for the accelerated decommissioning of its upstream tailings dams (the Germano dam complex). Given the uncertainties surrounding Samarco’s long-term cash flow generation, BHP Brasil’s provision for a 50 per cent share of the expected Germano decommissioning costs is US$164 million at 31 December 2022 (30 June 2022: US$184 million). While the decommissioning is progressing well, further engineering work may be necessary and required validation by Brazilian authorities could lead to changes to estimates in future reporting periods.
Contingent liabilities
The following matters are disclosed as contingent liabilities and given the status of proceedings it is not possible to provide a range of possible outcomes or a reliable estimate of potential future exposures for BHP, unless otherwise stated. Ultimately, all the legal matters disclosed as contingent liabilities could have a material adverse impact on BHP’s business, competitive position, cash flows, prospects, liquidity and shareholder returns.
Federal Public Prosecution Office claim
BHP Brasil is among the defendants named in a claim brought by the Federal Public Prosecution Office on 3 May 2016, seeking R$155 billion (approximately US$30 billion) for reparation, compensation and moral damages in relation to the Samarco dam failure.
The

Federal Court previously suspended the Federal Public Prosecution Office claim, including a R$7.7 billion (approximately US$1.5 billion) injunction request. On 30 September 2020, Brazilian Federal and State prosecutors and public defenders filed a request for the immediate resumption of the R$155 billion (approximately US$30 billion) claim, which was suspended from the date of ratification of the Governance Agreement. Formal suspension of the claim ceased on 10 December 2021, however no further material rulings have been made.
BHP Brasil, Samarco, Vale and Federal and State prosecutors have been engaging in negotiations to seek a definitive and substantive settlement of the obligations under the Framework Agreemen
t

and the R$
155
 billion (approximately US$
30

billion) Federal Public Prosecution Office claim. The negotiations are currently ongoing. Outcomes of the negotiations are highly uncertain and it is therefore not possible to provide a range of outcomes or a reliable estimate of potential outcomes and there is a risk that a negotiated outcome may be materially higher than amounts currently reflected in the Samarco dam failure provision.
Australian class action complaints
BHP Group Ltd is named as a defendant in a shareholder class action filed in the Federal Court of Australia on behalf of persons who acquired shares in BHP Group Ltd on the Australian Securities Exchange or shares in BHP Group Plc on the London Stock Exchange and Johannesburg Stock Exchange in periods prior to the Samarco dam failure. The amount of damages sought is unspecified.
United Kingdom group action complaint
BHP Group (UK) Ltd (former BHP Group Plc) and BHP Group Ltd were named as defendants in group action claims for damages filed in the courts of England. These claims were filed on behalf of certain individuals, governments, businesses and communities in Brazil allegedly impacted by the Samarco dam failure. The amount of damages sought in these claims is unspecified. In August 2019, the BHP parties filed a preliminary application to strike out or stay this action on jurisdictional and other procedural grounds. That application was successful before the High Court and the action was dismissed. However, on 8 July 2022, the Court of Appeal reversed the dismissal decision and allowed the action to proceed in England. The BHP defendants have sought permission to appeal to the Supreme Court of the United Kingdom and await a decision from the Supreme Court on their permission application.
On 2 December 2022, the BHP defendants filed their defence and a contribution claim against Vale. The contribution claim contends that if BHP’s defence is not successful and they are ordered to pay damages to the claimants, Vale should contribute to any amount payable.
Criminal charges
The Federal Prosecutors’ Office has filed criminal charges against BHP Brasil, Samarco and Vale and certain employees and former employees of BHP Brasil (Affected Individuals) in the Federal Court of Ponte Nova, Minas Gerais. On 3 March 2017, BHP Brasil filed its preliminary defences. The Federal Court terminated the charges against eight of the Affected Individuals. The Federal Prosecutors’ Office has appealed seven of those decisions with hearings of the appeals still pending. BHP Brasil rejects outright the charges against the company and the Affected Individuals and is defending itself from all charges while fully supporting each of the Affected Individuals in their defence of the charges.
Civil public action commenced by Associations concerning the use of Tanfloc for water treatment
The Vila Lenira Residents Association, State of Espirito Santo Rural Producers and Artisans Association, Colatina Velha Neighbourhood Residents Association, and United for the Progress of Palmeiras Neighbourhood Association have filed a lawsuit against Samarco, BHP Brasil and Vale and others, including the State of Minas Gerais, the State of Espirito Santo and the Federal Government. The plaintiffs allege that the defendants carried out a clandestine study on the citizens of the locations affected by the Fundão’s Dam Failure, using TANFLOC – a tannin-based flocculant/coagulant – that is currently used for wastewater treatment applications. The plaintiffs claim that this product allegedly put the population at risk due to its alleged experimental qualities.
The plaintiffs are seeking multiple kinds of relief – material damages, moral damages, loss of profits – and that the defendants should pay for water supply in all locations where there is no water source other than the Doce River.
On 25 July 2022, Samarco, BHP Brasil and Vale presented their defences individually, as well as the State of Minas Gerais, the State of Espirito Santo and the Federal Government. The Court’s decision is still pending.
Other claims
BHP Brasil is among the companies named as defendants in a number of legal proceedings initiated by individuals, non-governmental
organisations (NGOs), corporations and governmental entities in Brazilian Federal and State courts following the Samarco dam failure. The other defendants include Vale, Samarco and Fundação Renova. The lawsuits include claims for compensation, environmental remediation and violations of Brazilian environmental and other laws, among other matters. The lawsuits seek various remedies including reparation costs, compensation to injured individuals and families of the deceased, recovery of personal and property losses, moral damages and injunctive relief. In addition, government inquiries and investigations relating to the Samarco dam failure have been commenced by numerous agencies of the Brazilian government and are ongoing.
Additional lawsuits and government investigations relating to the Samarco dam failure could be brought against BHP Brasil and possibly other BHP entities in Brazil or other jurisdictions.
BHP insurance
BHP has various third party general liability and directors and officers insurances for claims related to the Samarco dam failure made directly against BHP Brasil or other BHP entities, their directors and officers, including class actions. External insurers have been notified of the Samarco dam failure along with the third party claims and class actions referred to above. Recoveries related to general liability insurance are now considered complete. As at 31 December 2022, an insurance receivable has not been recognised for any potential recoveries in respect of ongoing matters.
Commitments
Under the terms of the Samarco joint venture agreement, BHP Brasil does not have an existing obligation to fund Samarco.
BHP has agreed to fund a total of up to US$915 million for the Fundação Renova programs during calendar year 2023. Any additional requests for funding or future investment provided would be subject to a future decision by BHP, accounted for at that time. To the extent that Samarco does not meet its Fundação funding obligations, each of BHP Brasil and Vale has funding obligations under the Framework Agreement in proportion to its 50 per cent shareholding in Samarco.
Samarco judicial reorganisation
Samarco filed for Judicial Reorganisation (JR) in April 2021, with the Commercial Courts of Belo Horizonte, State of Minas Gerais, Brazil (JR Court), after multiple enforcement actions taken by certain financial creditors of Samarco which threatened Samarco’s operations. The JR is an insolvency proceeding with a means for Samarco to seek to restructure its financial debts and establish a sustainable financial position that allows Samarco to continue to rebuild its operations and strengthen its ability to meet its Fundação Renova related funding obligations. Samarco’s operations have continued during the JR proceeding.
According
to the list of creditors filed with the JR Court by the Judicial Administrators (who are in charge of a first review of the list of creditors filed by Samarco), Fundação Renova’s funding obligations undertaken by Samarco are not subject to the JR, although some financial creditors of Samarco have objected to this position. Some of such creditors filed challenges to the list of creditors filed by the Judicial Administrators, in order to, among other things, prevent Samarco from funding Fundação Renova. In December 2021, the Federal Court granted BHP Brasil’s request that Samarco be able to fund Fundação Renova obligations, overturning a temporary injunction against such funding previously granted by the State Court of Appeals of Minas Gerais (State Court) in October 2021. BHP Brasil also obtained a preliminary injunction from the Superior Court of Justice supporting the jurisdiction of the Federal Court, and not the State Court, in this specific matter. An appeal on the merits against this ruling by certain financial creditors is still to be ruled upon. Samarco has, with the support of BHP Brasil and Vale, continued to meet its Fundação Renova funding obligations.
In April 2022, Samarco presented a restructure proposal for voting at a meeting of its creditors (GMC) under the JR proceeding, which was rejected by certain of the Samarco financial creditors. Samarco, BHP Brasil and Vale subsequently each filed objections with the JR Court against the voting process regarding the rejection of the Samarco proposal. The Samarco financial creditors and Samarco’s employee unions then proposed alternative restructure proposals, which remain subject to ongoing consideration, including a legality check from the Judicial Administrators and the JR Court.
In August 2022, Samarco, BHP Brasil, Vale and certain financial creditors took part in a court sanctioned mediation process, however an agreement was unable to be reached.
In October 2022, the JR Court issued a ruling that extended the so-called stay period until April 2023, which provides Samarco with protection from enforcement actions by its creditors.
In November 2022, the JR Court issued rulings regarding various legal matters in the JR process. One ruling rejected the claims by certain financial creditors and the State Prosecutors of Minas Gerais (MPMG) that the corporate veil of Samarco should be pierced and that BHP Brasil and Vale should be held liable for the debts of Samarco that are subject to the JR. The MPMG has appealed this JR Court ruling. The JR Court also held that BHP Brasil and Vale are unable to vote their claims at a GMC and that employees unions and certain financial creditors are also unable to vote their claims at a GMC in relation to the respective restructure plans that they each proposed. Certain financial creditors have appealed this JR Court ruling. In addition, the JR Court dismissed certain

motions filed by Samarco, BHP Brasil and Vale and hence confirmed the outcome of the GMC held in April 2021; that the Samarco restructure proposal is rejected. The parties are able to appeal these decisions to the State Court.
It is expected that there will be continuing litigation from financial creditors against Samarco and its shareholders over the course of the JR proceeding, including with respect to the treatment of Samarco’s Fundação Renova-related obligations and continued attempts to pierce Samarco’s corporate veil to hold BHP Brasil and Vale liable for Samarco’s debts. The duration and outcome of the JR remains uncertain with the potential for protracted litigation and appeals because, among other things, the Samarco JR is occurring under new and untested Brazilian bankruptcy legislation.
While the JR is not expected to affect Samarco’s obligation or commitment to make full redress for the 2015 Fundão dam failure, and is not expected to impact Fundação Renova’s ability to undertake that remediation and compensation, it is not possible to determine the outcomes of the JR or reliably estimate any impact that the reorganisation may have for BHP Brasil, including its share of the Samarco dam failure provisions.
Key judgements and estimates
Judgements
The outcomes of litigation are inherently difficult to predict and significant judgement has been applied in assessing the likely outcome of legal claims and determining which legal claims require recognition of a provision or disclosure of a contingent liability. The facts and circumstances relating to these cases are regularly evaluated in determining whether a provision for any specific claim is required.
Management has determined that a provision can only be recognised for obligations under the Framework Agreement and Samarco Germano dam decommissioning as at 31 December 2022. It is not yet possible to provide a range of possible outcomes or a reliable estimate of potential future exposures to BHP in connection to the contingent liabilities noted above, given their status.
Estimates
The provision for the Samarco dam failure currently only reflects the Group’s estimate of the remaining costs to complete Programs under the Framework Agreement and requires the use of significant judgements, estimates and assumptions. Based on current estimates, it is expected that approximately

80
 per cent of remaining costs for Programs under the Framework Agreement will be incurred by December
2024
.
While the provisions have been measured based on the latest information available as at 31 December 2022, changes in facts and circumstances are likely in future reporting periods and may lead to revisions to these estimates. However, it is currently not possible to determine what facts and circumstances may change, therefore revisions in future reporting periods due to the key estimates and factors outlined below cannot be reliably measured.
The key estimates that may have a material impact upon the provisions in the next and future reporting periods include the:

•	number of people eligible for financial assistance and compensation and the corresponding amount of expected compensation; and

•	costs to complete key infrastructure programs.
The provision may also be affected by factors including but not limited to:

•
potential changes in scope of work and funding amounts required under the Framework Agreement including the impact of the decisions of the Interfederative Committee along with further technical analysis, community participation required under the Governance Agreement and rulings made by the
Federal Court;

•	the outcome of ongoing negotiations with State and Federal Prosecutors, including review of Fundação Renova’s Programs as provided in the Governance Agreement;

•	actual costs incurred;

•	resolution of uncertainty in respect of the nature and extent of Samarco’s long term cash generation;

•	updates to discount and foreign exchange rates; and

•	the outcomes of Samarco’s judicial reorganisation.
In addition, the provision may be impacted by decisions in, or resolution of, existing and potential legal claims in Brazil and other jurisdictions, including the outcome of the United Kingdom group action complaint and the negotiations seeking a definitive and substantive settlement of the obligations under the Framework Agreement and the R$155 billion (approximately US$30 billion) Federal Public Prosecution Office claim.
Outcomes of the negotiations are highly uncertain and it is therefore not possible to provide a reliable estimate of potential outcomes.
Given these factors, future actual cash outflows may differ from the amounts currently provided and changes to any of the key assumptions and estimates outlined above could result in a material impact to the provision in the next and future reporting periods.